Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Shareholders' Equity
Common stock issued, offering costs	$ 228	$ 253